Schedule of Investments (unaudited) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.3%
Acalanes Union High School District GO
Series A, 6.35%, 08/01/39 (Call 08/01/29)	$200	$229,892
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	5,230	869,174
Alameda Corridor Transportation Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	335,406
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM),	255	285,983
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,339,940
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,334,300
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM),	600	709,728
Alameda County Transportation Commission RB, 4.00%, 03/01/22	615	644,569
Allan Hancock Joint Community College District/CA GO, Series C, 5.60%, 08/01/47 (Call 08/01/40)	1,295	1,152,200
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,403,075
Anaheim Housing & Public Improvements Authority RB 5.00%, 10/01/35 (PR 10/01/21)	500	519,690
5.00%, 10/01/41 (PR 10/01/21)	1,000	1,039,381
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	233,042
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,761,600
Bay Area Toll Authority RB 2.00%, 04/01/53 (Put 04/01/24)(b)(c)	1,955	2,032,789
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	1,200	1,270,164
4.00%, 04/01/29 (Call 04/01/27)	500	596,140
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,404,276
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,314,940
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,454,315
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,976,315
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,917,866
5.00%, 04/01/28	400	521,828
Series A, 2.95%, 04/01/47 (Put 04/01/26)(b)(c)	750	836,963
Series B, 2.85%, 04/01/47 (Put 04/01/25)(b)(c)	750	816,803
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,050	1,066,285
Series E, 2.00%, 04/01/34 (Put 04/01/21)(b)(c)	1,000	1,003,370
Series F-1, 5.00%, 04/01/21	205	208,290
Series F-1, 5.00%, 04/01/27 (PR 04/01/22)	1,000	1,064,300
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,200	1,277,160
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,350	1,436,805
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	9,442,019
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,678,975
Series F-2, 4.00%, 04/01/21	925	936,794
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	555,900
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	605,931
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	5,281,050
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	279,403
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,117,610
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,343,287
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,457,280
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,485,999
California Educational Facilities Authority RB 5.00%, 04/01/45 (Call 04/01/25)	1,000	1,152,400
5.00%, 10/01/49 (Call 04/01/26)	250	297,793
5.25%, 04/01/40	175	278,523
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,359,478
Series T-1, 5.00%, 03/15/39	700	1,074,577
Series U-3, 5.00%, 06/01/43	2,360	3,740,600
Series U-5, 5.00%, 05/01/21	5,145	5,248,414

Security	Par (000)	Value

California (continued)
Series U-6, 5.00%, 05/01/45	$4,010	$6,444,671
Series U-7, 5.00%, 06/01/46	2,650	4,296,975
Series V-1, 5.00%, 05/01/29	500	681,210
Series V-1, 5.00%, 05/01/49	2,500	4,152,825
California Infrastructure & Economic Development Bank RB 5.00%, 10/01/21	4,455	4,633,868
5.00%, 10/01/22	1,450	1,577,948
5.00%, 10/01/23	200	227,018
5.00%, 10/01/26 (Call 04/01/26)	3,240	4,039,178
5.00%, 10/01/28 (Call 04/01/28)	500	660,970
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,240,670
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,539,980
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,886,875
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	567,785
Series A, 5.00%, 07/01/23 (ETM) (AGM),	250	280,940
Series A, 5.00%, 07/01/25 (ETM) (FGIC),	300	364,554
Series A, 5.00%, 07/01/29 (Call 01/01/28) (FGIC),	810	1,056,410
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC),	1,370	1,799,468
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC),	740	971,975
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	856,156
California Municipal Finance Authority RB 5.00%, 01/01/48 (PR 01/01/28)	1,000	1,309,420
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	603,225
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	706,083
California State Public Works Board RB 5.00%, 06/01/26 (Call 06/01/22)	605	647,592
Series A, 5.00%, 04/01/21	500	507,940
Series A, 5.00%, 09/01/22	455	493,074
Series A, 5.00%, 04/01/23 (Call 04/01/22)	1,000	1,062,870
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,350	1,434,685
Series A, 5.00%, 04/01/26 (Call 04/01/22)	1,450	1,540,755
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,579,135
Series A, 5.00%, 09/01/27 (Call 09/01/24)	900	1,052,028
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,215	1,419,241
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,365	1,591,686
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,589,535
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	429,118
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,160,410
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	539,595
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,157,590
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,057,480
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	761,088
Series A, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,739,744
Series B, 5.00%, 10/01/21	1,000	1,039,900
Series B, 5.00%, 10/01/25	1,000	1,223,270
Series B, 5.00%, 10/01/27	340	441,245
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,311,380
Series C, 5.00%, 11/01/24	1,000	1,182,320
Series C, 5.00%, 11/01/27	850	1,105,501
Series C, 5.00%, 11/01/29	1,500	2,041,995
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,937,360
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	378,804
Series D, 5.00%, 12/01/27 (Call 06/01/22)	975	1,021,498
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,047,690
Series E, 5.00%, 09/01/21	510	528,309
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	995,956
Series F, 5.00%, 05/01/22	840	896,902
Series F, 5.00%, 05/01/23	795	885,209
Series F, 5.00%, 05/01/25	300	361,362

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series F, 5.00%, 05/01/27 (Call 05/01/25)	$905	$1,086,588
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	419,888
Series G, 5.00%, 11/01/26 (Call 11/01/22)	270	294,314
Series G, 5.00%, 11/01/27 (Call 11/01/22)	670	729,389
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,128,421
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	524,105
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,350	1,460,997
Series I, 5.00%, 11/01/24 (Call 11/01/23)	1,275	1,449,012
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,610	1,829,234
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,547,349
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	1,093,162
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,846,139
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/22)	180	192,951
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	768,068
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,799,903
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	569,235
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	223,486
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,050,884
Series A, 5.00%, 11/01/22	3,145	3,437,674
Series A, 5.00%, 11/01/24 (PR 11/01/21)	750	782,782
Series A, 5.00%, 11/01/26 (Call 11/01/24)	400	472,928
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	472,240
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,245	1,550,062
Series A, 5.00%, 11/01/27 (PR 11/01/22)	2,015	2,198,446
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	235,436
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,239,580
Series A, 5.00%, 11/01/30 (Call 11/01/24)	505	593,617
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	659,594
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	3,036,175
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	631,805
Series A, 5.00%, 11/01/32 (Call 11/01/24)	2,000	2,341,600
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,490	1,836,216
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,500	1,755,570
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	604,535
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	3,347,759
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	563,157
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	605,353
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,055	1,314,024
Series A, 5.00%, 11/01/37 (PR 11/01/21)	2,785	2,906,732
Series A, 5.00%, 11/01/37 (PR 11/01/22)	325	354,588
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,330	1,592,382
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	580,340
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,993,407
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	789,055
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,977,587
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,275,570
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,494,568
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	915,458
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,537,211
Series A, 5.00%, 11/01/48 (Call 11/01/28)	3,000	3,796,770
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	200	202,830
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,245	3,510,636
Series C, 4.00%, 11/01/45 (Call 11/01/30)	2,500	3,029,950
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	275,108
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,297,360
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	336,276

Security	Par (000)	Value

California (continued)
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	$250	$272,763
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,197,145
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	271,670
Series D, 0.00%, 08/01/26(a)	545	524,246
Chabot-Las Positas Community College District GO 4.00%, 08/01/33 (Call 08/01/26)	1,000	1,168,540
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,166,000
Series 2016, 5.00%, 08/01/27 (Call 08/01/23)	500	561,215
Series 2016, 5.00%, 08/01/29 (Call 08/01/23)	1,500	1,682,805
Series 2016, 5.00%, 08/01/31 (Call 08/01/23)	2,800	3,136,448
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,502,347
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,155,440
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,243,270
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	551,555
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,000	3,529,260
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/25	1,250	1,517,600
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	559,555
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,976,145
Series R-1, 5.00%, 06/15/21	400	410,460
Series R-1, 5.00%, 06/15/22	1,660	1,783,753
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 12/15/20	1,000	1,001,740
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,492,400
Series C, 4.00%, 07/15/21	430	439,972
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,783,785
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	573,855
Series A, 5.00%, 06/01/21	390	399,360
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,710,851
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,578,758
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,265,970
Series B, 5.00%, 06/01/22	250	268,128
Series B, 5.00%, 06/01/23	735	822,208
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	1,018,067
Series B, 5.00%, 06/01/27	250	323,998
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	181,781
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,201,131
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	534,340
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,072,041
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,000	1,250,780
Series A, 5.00%, 05/15/26	1,000	1,248,320
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,000	1,331,230
Series A, 5.00%, 05/15/39 (Call 11/15/29)	3,430	4,464,179
Series B, 4.00%, 05/15/40 (Call 05/15/30)	1,000	1,204,480
Series B, 5.00%, 05/15/25	1,000	1,207,780
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,348,790
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	528,665
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,425,420
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	2,030,140
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,874,160
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,000	1,302,920
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	595,360

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	$1,000	$1,144,970
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,692,827
City of San Francisco CA Public Utilities Commission Water Revenue RB 4.00%, 11/01/30 (Call 11/01/26)	1,025	1,211,427
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,894,375
5.00%, 11/01/21	500	522,090
5.00%, 11/01/22	1,500	1,636,860
5.00%, 11/01/24	250	295,685
5.00%, 11/01/25 (Call 05/01/25)	200	241,006
5.00%, 11/01/27 (Call 11/01/26)	1,925	2,429,735
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,761,280
5.00%, 11/01/31 (Call 11/01/26)	1,895	2,358,081
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,187,610
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,090,443
5.00%, 11/01/36 (Call 05/01/25)	800	944,344
Series A, 4.00%, 11/01/39 (PR 05/01/22)	415	437,497
Series A, 4.00%, 11/01/41 (PR 05/01/22)	720	759,031
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	522,090
Series A, 5.00%, 11/01/32 (PR 05/01/22)	1,525	1,629,203
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,266,684
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,068,330
Series A, 5.00%, 11/01/37 (PR 11/01/21)	1,000	1,044,180
Series A, 5.00%, 11/01/37 (PR 05/01/22)	780	833,297
Series A, 5.00%, 11/01/41 (PR 11/01/21)	700	730,926
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,105	1,180,505
Series A, 5.00%, 11/01/50 (Call 11/01/30)	3,500	4,589,725
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,474,000
Series C, 4.00%, 11/01/50 (Call 11/01/30)	750	907,335
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,274,160
City of San Jose CA GO
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,000	2,561,480
Series C, 5.00%, 09/01/28	335	450,026
Series C, 5.00%, 09/01/34 (Call 03/01/29)	850	1,124,686
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	280,548
Coast Community College District GO 0.00%, 08/01/34 (Call 08/01/25)(a)	500	333,370
5.00%, 08/01/29 (Call 08/01/25)	515	628,753
5.00%, 08/01/31 (Call 08/01/25)	2,185	2,667,623
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,651,365
Series A, 5.00%, 08/01/24 (Call 08/01/23)	520	586,778
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	2,097,076
Series B, 0.00%, 08/01/27 (AGM)(a),	320	301,968
Series B, 0.00%, 08/01/28(a)	150	138,633
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	580,580
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	522,140
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,704,844
Contra Costa Community College District GO 5.00%, 08/01/38 (PR 08/01/23)	3,475	3,917,923
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,402,837
Series B2, 4.00%, 08/01/21	225	230,760
Series B2, 4.00%, 08/01/22	1,425	1,516,129
County of Los Angeles CA RB, Series A, 4.00%, 06/30/21	1,000	1,021,940
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,168,000
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,224,390
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	929,784

Security	Par (000)	Value

California (continued)
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	$250	$262,090
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	878,295
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM),	70	72,547
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM),	180	186,964
Desert Community College District GO 4.00%, 08/01/39 (Call 08/01/27)	500	584,525
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,208,710
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,156,620
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	671,416
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,000	1,210,290
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	362,043
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	595,020
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,000	1,245,500
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,238,390
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	966,473
Series B, 5.00%, 06/01/21	955	978,063
Series B, 5.00%, 06/01/23	1,435	1,607,171
Series B, 5.00%, 06/01/25	325	395,135
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,150	2,764,728
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,266,960
Series C, 4.00%, 06/01/45 (Call 06/01/25)	2,410	2,708,165
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	1,310	1,635,954
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,500	2,040,195
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,220,950
El Camino Community College District Foundation GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	568,405
Series C, 0.00%, 08/01/32(a)	700	586,502
Series C, 0.00%, 08/01/34(a)	2,050	1,631,144
El Camino Community College District GO, Series C, 0.00%, 08/01/33(a)	125	102,061
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	288,645
Elk Grove Unified School District GO, 4.00%, 08/01/46 (Call 08/01/26)	2,000	2,271,440
Escondido Union High School District GO 0.00%, 08/01/37 (AGC)(a),	190	136,496
Series C, 0.00%, 08/01/46(a)	985	509,718
Series C, 0.00%, 08/01/51(a)	1,155	532,582
Foothill-De Anza Community College District GO 4.00%, 08/01/40 (Call 08/01/26)	3,960	4,525,250
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	381,955
Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,020	2,085,266
Foothill-Eastern Transportation Corridor Agency RB 0.00%, 01/15/33(a)	750	534,915
0.00%, 01/15/34 (AGM)(a),	3,500	2,682,505
0.00%, 01/15/35 (AGM)(a),	300	223,593
Series A, 0.00%, 01/01/23 (ETM)(a)	225	223,045
Series A, 0.00%, 01/15/23 (AGM)(a),	500	491,480
Series A, 0.00%, 01/01/25 (ETM)(a)	880	861,898
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,132,939
Series A, 0.00%, 01/01/28 (ETM)(a)	440	417,872
Series A, 0.00%, 01/01/29 (ETM)(a)	500	462,020
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a),	320	288,877

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 0.00%, 01/15/36 (AGM)(a),	$1,490	$1,076,897
Series A, 0.00%, 01/15/37 (AGM)(a),	3,000	2,100,090
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM),	3,000	3,310,680
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,880,723
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	4,412,396
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,318,968
Fremont Union High School District GO 4.00%, 08/01/40 (Call 08/01/24)	1,950	2,173,977
Series A, 4.00%, 08/01/46 (Call 08/01/27)	5,405	6,265,530
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,244,860
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	125,975
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	393,229
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	100	98,157
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,169,550
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,139,450
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,165,910
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	607,975
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,225,610
Long Beach Community College District GO
Series B, 4.75%, 08/01/49 (Call 08/01/42)	250	236,860
Series B, 5.00%, 08/01/39 (PR 08/01/22)	2,085	2,252,613
Series C, 4.00%, 08/01/22	865	920,317
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	468,880
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	350,781
Long Beach Unified School District GO
Series B, 3.00%, 08/01/50 (Call 08/01/29)	1,510	1,619,852
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	595,240
Series B, 5.00%, 08/01/22	2,000	2,161,140
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,164,922
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	100,878
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,251,217
Series A, 5.00%, 08/01/21	1,850	1,909,773
Series A, 5.00%, 08/01/23	735	828,551
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,095	1,285,453
Series A, 5.00%, 08/01/28 (PR 08/01/24)	350	410,876
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,505	5,288,555
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,755	5,582,037
Series A, 5.00%, 08/01/31 (PR 08/01/25)	525	616,313
Series B-1, 5.00%, 08/01/21	5,865	6,054,498
Series C, 5.00%, 08/01/21	200	206,380
Series C, 5.00%, 08/01/22	670	724,096
Series C, 5.00%, 08/01/25	260	317,593
Series C, 5.00%, 06/01/26	500	629,665
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	921,023
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,170,210
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,714,697
Series K, 4.00%, 08/01/38 (Call 08/01/26)	460	534,952
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	568,075
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,237,900

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB 4.00%, 06/01/37 (Call 06/01/30)	$250	$309,658
5.00%, 06/01/24	1,000	1,166,150
5.00%, 06/01/25	1,000	1,212,790
5.00%, 06/01/30	1,500	2,079,330
5.00%, 06/01/31 (Call 06/01/30)	2,000	2,753,520
5.00%, 06/01/32 (Call 06/01/30)	2,500	3,420,700
5.00%, 06/01/33 (Call 06/01/30)	3,000	4,081,920
5.00%, 06/01/34 (Call 06/01/27)	1,000	1,262,060
5.00%, 06/01/36 (Call 06/01/30)	2,750	3,700,922
Series A, 5.00%, 06/01/21	550	563,112
Series A, 5.00%, 07/01/21	560	575,585
Series A, 5.00%, 07/01/23	770	864,564
Series A, 5.00%, 06/01/24	385	448,968
Series A, 5.00%, 07/01/24	1,895	2,217,283
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,045,535
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	328,798
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,251,120
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,735,429
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,602,009
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,705,983
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,971,848
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,000	2,518,360
Los Angeles County Public Works Financing Authority RB 4.00%, 08/01/37 (Call 08/01/22)	170	177,890
5.00%, 08/01/42 (Call 08/01/22)	500	535,355
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	577,955
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,094,960
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	626,704
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,283,610
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	950,071
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23 (Call 01/01/23)	370	406,841
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	1,005,206
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	1,066,506
Series C, 5.00%, 07/01/23	100	112,309
Los Angeles Department of Water & Power RB
Series A, 5.00%, 07/01/27	2,445	3,177,938
Series A, 5.00%, 07/01/29	1,500	2,042,505
Series B, 5.00%, 07/01/40 (Call 07/01/30)	2,500	3,336,325
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,343,190
Series D, 5.00%, 07/01/37 (Call 07/01/29)	4,005	5,299,176
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,935,315
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/21	900	925,047
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,210	1,243,614
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,140
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	959,621
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,531,552
Series A, 5.00%, 07/01/28 (Call 01/01/28)	765	1,004,047
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,181,110
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	732,319
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	635,145
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	849,387
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,933,162
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,187,320

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/47 (Call 01/01/27)	$1,000	$1,213,320
Series B, 5.00%, 01/01/22 (Call 12/01/21)	2,740	2,870,972
Series B, 5.00%, 07/01/23	1,500	1,684,635
Series B, 5.00%, 01/01/24 (Call 12/01/23)	200	228,578
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,000	1,122,810
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,815,364
Series B, 5.00%, 07/01/26 (Call 06/01/26)	500	629,355
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,119,510
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	654,428
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	558,655
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,316,755
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,662,285
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	3,910,318
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,057,284
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,169,290
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,336,240
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,230,110
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,935,315
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,784,794
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,254,778
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	571,915
Series E, 5.00%, 07/01/23	585	657,008
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	571,915
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,603,913
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	250,928
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,456,180
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,340,175
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,442,220
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,950,150
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,248,590
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,313,700
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,320	2,608,144
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	583,003
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	655,715
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,949,440
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	558,515
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,136,468
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	3,092,408
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	297,508
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/21	1,000	1,027,830
Series A, 5.00%, 07/01/22	2,300	2,471,465
Series A, 5.00%, 07/01/23	3,160	3,543,719
Series A, 5.00%, 07/01/24	1,620	1,891,723
Series A, 5.00%, 07/01/25	3,975	4,819,926
Series A, 5.00%, 07/01/26	1,575	1,973,727
Series A, 5.00%, 07/01/26 (Call 07/01/21)	2,500	2,569,150
Series A, 5.00%, 07/01/27	3,500	4,507,125
Series A, 5.00%, 07/01/28	2,750	3,628,130
Series A, 5.00%, 07/01/28 (Call 07/01/21)	2,375	2,440,692
Series A, 5.00%, 07/01/29	1,850	2,497,111
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,202,440
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	513,800
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,027,600
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,704,440
Series A-2, 5.00%, 07/01/21	1,530	1,572,580
Series B, 5.00%, 07/01/21	400	411,132
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,230,180
Series B-1, 4.00%, 07/01/24	740	837,214

Security	Par (000)	Value

California (continued)
Series B-1, 5.00%, 07/01/21	$480	$493,358
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	641,915
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	639,295
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,532,560
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,254,760
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,515,680
Series C, 5.00%, 07/01/21	500	513,915
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,166,950
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	530,252
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	2,094,210
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	867,645
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	4,284,560
Series RYQ, 4.00%, 07/01/38 (Call 07/01/30)	2,500	3,046,400
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	3,725	4,458,974
Series RYQ, 5.00%, 07/01/28	1,000	1,319,320
Marin Community College District GO, Series B, 4.00%, 08/01/40 (Call 02/01/27)	2,400	2,771,568
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a),	250	38,113
Series B, 0.00%, 08/01/51 (AGM)(a),	250	102,578
Menlo Park City School District GO, 6.25%, 07/01/44 (Call 07/01/32)	435	468,204
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	167,510
Metropolitan Water District of Southern California RB
Series A, 2.25%, 07/01/24	395	422,441
Series A, 2.50%, 07/01/26	200	221,554
Series A, 5.00%, 07/01/22	2,980	3,205,616
Series A, 5.00%, 07/01/24	700	819,595
Series A, 5.00%, 07/01/26	1,000	1,261,990
Series A, 5.00%, 07/01/27	790	1,028,011
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	606,530
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,806,879
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,229,450
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,000	1,337,620
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,000	2,641,720
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	297,360
Series A, 5.00%, 10/01/49 (Call 10/01/29)	4,550	5,944,302
Series B, 5.00%, 08/01/21 (Call 07/01/21)	1,830	1,881,039
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	537,855
Series B, 5.00%, 08/01/23 (Call 07/01/23)	500	561,820
Series B, 5.00%, 08/01/24 (Call 07/01/24)	705	825,449
Series C, 5.00%, 10/01/27	975	1,278,313
Series C, 5.00%, 07/01/38 (Call 07/01/30)	3,000	4,061,850
Series E, 5.00%, 07/01/23	200	224,950
Mount Diablo Unified School District/CA GO
Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM),	400	441,424
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,149,400
Mount San Antonio Community College District GO
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	2,077,565
Series A, 5.88%, 08/01/28 (Call 02/01/28)	1,000	1,170,990
Series A, 6.25%, 08/01/43 (Call 08/01/35)	2,235	2,401,999
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	284,930
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,377,564
Series B, 5.00%, 11/01/24	275	324,431
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,652,983
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	624,815
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,312,810

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Newport Mesa Unified School District GO 0.00%, 08/01/23 (NPFGC)(a),	$1,050	$1,036,780
0.00%, 08/01/34(a)	750	599,190
0.00%, 08/01/36(a)	1,915	1,449,789
0.00%, 08/01/38(a)	500	357,975
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	449,570
0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	165,900
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,367,420
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	4,000	4,748,960
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,421,012
Orange County Local Transportation Authority RB 5.00%, 02/15/25	1,000	1,198,250
5.00%, 02/15/30 (Call 02/15/29)	500	667,540
5.00%, 02/15/41 (Call 02/15/29)	500	643,795
Orange County Sanitation District COP, Series A, 5.00%, 08/15/21 (Call 08/01/21)	350	361,043
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	6,300	6,538,140
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,463,129
Series C, 5.00%, 08/15/25	175	214,816
Palomar Community College District GO 4.00%, 08/01/45 (Call 08/01/27)	1,615	1,864,227
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	280,548
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,233,753
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	332,100
Series D, 0.00%, 08/01/42(a)	200	124,672
Series D, 0.00%, 08/01/46(a)	1,300	685,061
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,000	2,485,940
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,253,648
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,121,980
Poway Unified School District GO 0.00%, 08/01/33(a)	250	199,560
0.00%, 08/01/35(a)	500	377,385
0.00%, 08/01/36(a)	1,000	732,800
0.00%, 08/01/38(a)	755	521,962
0.00%, 08/01/46(a)	3,450	1,683,082
Series A, 0.00%, 08/01/31(a)	735	622,663
Series A, 0.00%, 08/01/32(a)	380	312,911
Series B, 0.00%, 08/01/34(a)	500	389,310
Rio Hondo Community College District/CA GO
Series C, 6.63%, 08/01/42 (Call 08/01/34)	1,210	1,623,251
Series C, 6.85%, 08/01/42 (Call 08/01/34)	2,960	4,027,554
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (Call 11/01/25)	500	595,605
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	510,717
Series A, 5.25%, 06/01/39 (PR 06/01/23)	750	844,500
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,085,030
Series B, 0.00%, 06/01/41(a)	2,500	1,375,450
Series B, 5.00%, 06/01/24	685	797,511
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	359,260
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,269,010
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,266,220
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,263,860

Security	Par (000)	Value

California (continued)
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	$1,000	$1,161,160
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,211,730
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	873,327
Sacramento County Sanitation Districts Financing Authority RB
Series A, 5.00%, 12/01/27	750	987,165
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	3,408,527
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,140,940
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,447,634
Series A, 5.00%, 08/15/49 (Put 04/20/23)(b)(c)	3,050	3,381,718
Series B, 5.00%, 08/15/49 (Put 11/15/24)(b)(c)	1,000	1,183,750
Series E, 5.00%, 08/15/21	500	516,990
Series E, 5.00%, 08/15/24	500	588,115
Series F, 5.00%, 08/15/23	1,000	1,129,100
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,359,660
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,315,960
Series H, 4.00%, 08/15/40 (Call 08/15/30)	475	582,179
Series H, 4.00%, 08/15/45 (Call 08/15/30)	1,000	1,207,460
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,000	3,926,250
Series K, 5.25%, 07/01/24 (AMBAC),	250	276,935
Series X, 5.00%, 08/15/21	150	155,097
Series X, 5.00%, 08/15/26 (Call 08/15/21)	2,500	2,584,575
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	180,782
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	62,008
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	578,310
San Diego Association of Governments RB 5.00%, 11/15/24 (Call 11/15/23)	1,500	1,708,350
5.00%, 11/15/26 (Call 11/15/25)	1,500	1,838,130
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,499,830
San Diego Community College District GO 4.00%, 08/01/32 (Call 08/01/26)	500	587,745
5.00%, 08/01/27 (Call 08/01/26)	500	632,625
5.00%, 08/01/28 (Call 08/01/26)	530	668,203
5.00%, 08/01/28 (PR 08/01/22)	770	831,230
5.00%, 08/01/30 (Call 08/01/26)	590	738,202
5.00%, 08/01/30 (PR 08/01/23)	250	281,508
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,489,720
5.00%, 08/01/41 (Call 08/01/26)	500	609,035
5.00%, 08/01/41 (PR 08/01/21)	210	216,785
5.00%, 08/01/43 (PR 08/01/23)	6,895	7,763,977
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,924,815
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,538,100
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,204,580
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	276,665
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	501,116
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	497,428
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	3,560	3,605,141
Series A, 4.00%, 04/01/48 (Call 04/01/30)	4,275	5,108,710
Series A, 5.00%, 04/01/22	500	532,080
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,414,440
Series A, 5.00%, 04/01/42 (PR 04/01/22)	1,500	1,596,450

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 04/01/48 (Call 04/01/26)	$1,115	$1,337,075
Series A, 5.00%, 04/01/48 (PR 04/01/22)	4,500	4,789,350
Series A, 5.00%, 04/01/48 (PR 04/01/24)	400	460,524
San Diego County Water Authority RB 5.00%, 05/01/31 (Call 05/01/26)	320	394,931
5.00%, 05/01/31 (PR 11/01/22)	605	660,690
5.00%, 05/01/34 (PR 11/01/22)	500	546,025
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	611,110
Series B, 5.00%, 05/01/35 (Call 05/01/26)	2,000	2,430,220
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 05/15/21	1,870	1,910,953
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	628,540
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,170,560
San Diego Public Facilities Financing Authority Sewer Revenue RB 5.00%, 05/15/22	525	561,855
5.00%, 05/15/23	985	1,101,112
Series A, 4.00%, 05/15/21	2,455	2,497,643
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	609,385
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	622,940
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,172,390
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,882,515
San Diego Unified School District/CA GO
Series A, 5.00%, 07/01/21	3,000	3,083,850
Series C, 0.00%, 07/01/30(a)	790	701,797
Series C, 0.00%, 07/01/35(a)	300	235,266
Series C, 0.00%, 07/01/36(a)	1,240	946,566
Series C, 0.00%, 07/01/38(a)	1,930	1,394,348
Series C, 0.00%, 07/01/39(a)	1,100	773,036
Series C, 0.00%, 07/01/42(a)	215	138,135
Series C, 0.00%, 07/01/45(a)	2,780	1,627,329
Series C, 0.00%, 07/01/46(a)	500	284,195
Series C, 0.00%, 07/01/47(a)	1,100	607,618
Series C, 5.00%, 07/01/35 (Call 07/01/23)	2,450	2,727,340
Series C, 6.63%, 07/01/47 (Call 07/01/40)	780	890,869
Series C, 6.63%, 07/01/48 (Call 07/01/40)	1,100	1,250,634
Series D-2, 5.00%, 07/01/22	1,000	1,075,870
Series E, 0.00%, 07/01/32(a)	690	584,023
Series E, 0.00%, 07/01/49(a)	4,000	2,081,360
Series E, 5.25%, 07/01/42	1,340	1,295,807
Series E, 5.38%, 07/01/47 (Call 07/01/42)	3,025	2,981,379
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,582,141
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	445,260
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,308,720
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,248,330
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,000	2,398,240
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,190,040
Series R-1, 0.00%, 07/01/31(a)	1,795	1,559,137
Series R-2, 6.63%, 07/01/40	800	966,960
Series R-3, 5.00%, 07/01/21	2,025	2,081,599
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	217,075
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	587,575
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	274,875
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	224,608
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,160,470
Series A, 5.00%, 08/01/47 (Call 08/01/27)	2,515	3,122,222

Security	Par (000)	Value

California (continued)
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	$3,700	$3,992,855
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,194,360
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	2,170,360
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,230,860
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,565,922
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,276,212
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,172,400
Series A, 5.00%, 07/01/36 (PR 07/01/22)	500	537,770
San Francisco City & County Airport Commission San Francisco International Airport RB Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	951,090
Series A, 5.00%, 05/01/22	200	213,046
Series A, 5.00%, 05/01/26	1,000	1,237,170
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	273,348
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	3,126,277
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,803,330
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,180,336
Series C, 5.00%, 05/01/49 (Call 05/01/29)	500	623,695
Series D, 5.00%, 05/01/24	1,000	1,154,820
Series D, 5.00%, 05/01/24 (Call 05/01/21)	1,230	1,254,323
Series D, 5.00%, 05/01/25	250	299,555
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,442,440
San Francisco City & County Airport Comm-San Francisco International Airport RB, Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,791,200
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,169,980
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	998,118
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,096,240
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,254,010
Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,034,810
San Francisco County Transportation Authority RB, 4.00%, 02/01/26	1,400	1,658,188
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	823,435
San Joaquin County Transportation Authority RB 4.00%, 03/01/41 (Call 03/01/27)	500	572,825
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	506,635
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	243,480
San Joaquin Hills Transportation Corridor Agency RB 0.00%, 01/01/22 (ETM)(a)	220	219,336
0.00%, 01/01/23 (ETM)(a)	450	446,553
0.00%, 01/01/26 (ETM)(a)	280	273,123
0.00%, 01/01/28 (ETM)(a)	750	712,283
Series A, 0.00%, 01/15/26 (NPFGC)(a),	400	362,648
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	844,290
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	8,881,280
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,142,850
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/25)	2,500	2,846,425
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	1,010	1,129,624
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a),	3,000	2,648,190
Series C, 0.00%, 06/01/31 (NPFGC)(a),	400	346,220
San Juan Unified School District GO, Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,924,800

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Marcos Unified School District GO 0.00%, 08/01/28(a)	$655	$597,570
Series B, 0.00%, 08/01/38(a)	565	389,923
Series B, 0.00%, 08/01/47(a)	500	257,330
Series B, 0.00%, 08/01/51(a)	1,500	679,215
San Mateo County Community College District GO
Series A, 0.00%, 09/01/21 (NPFGC)(a),	430	429,359
Series A, 5.00%, 09/01/45 (Call 09/01/25)	500	598,795
Series B, 0.00%, 09/01/26 (NPFGC)(a),	300	289,077
Series B, 0.00%, 09/01/32 (NPFGC)(a),	2,000	1,685,900
Series B, 0.00%, 09/01/35 (NPFGC)(a),	1,380	1,078,015
Series B, 5.00%, 09/01/45 (Call 09/01/28)	1,000	1,270,500
San Mateo Foster City Public Financing Authority RB 4.00%, 08/01/44 (Call 08/01/29)	430	516,658
5.00%, 08/01/49 (Call 08/01/29)	880	1,132,622
San Mateo Foster City School District/CA GO, 6.63%, 08/01/42 (Call 08/01/31)	2,235	2,537,463
San Mateo Union High School District GO
Series A, 6.45%, 09/01/33	500	513,965
Series A, 6.70%, 09/01/41 (Call 09/01/36)	1,610	1,889,754
Series A, 7.00%, 07/01/51 (Call 09/01/41)	1,755	1,705,018
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	335,964
Santa Clara Unified School District GO 4.00%, 07/01/48 (Call 07/01/26)	4,500	5,073,885
5.00%, 07/01/21	3,000	3,084,570
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	3,377,542
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,673,656
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,075	1,151,787
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	671,864
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	818,685
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,590	4,524,764
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,106,150
Santa Monica-Malibu Unified School District GO 3.00%, 08/01/49 (Call 08/01/27)	1,500	1,607,640
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,352,952
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,000	2,135,340
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,133,390
Southern California Public Power Authority RB
Series A, 4.00%, 07/01/21	725	740,805
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,582,000
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,134,260
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	772,584
Southern California Water Replenishment District RB 4.00%, 08/01/45 (Call 08/01/25)	1,000	1,114,430
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,179,150
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,304,040
Series C, 0.00%, 08/01/41(a)	650	413,647
Series C, 0.00%, 08/01/46(a)	1,000	500,410
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	589,575
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	2,305	2,351,815
Series O, 5.00%, 05/01/21	3,530	3,601,694

Security	Par (000)	Value

California (continued)
Series O, 5.00%, 05/01/22	$3,750	$4,006,237
State of California Department of Water Resources RB 5.00%, 12/01/24	1,165	1,384,428
Series AS, 5.00%, 12/01/20 (ETM)	5	5,000
Series AS, 5.00%, 12/01/21	320	335,427
Series AS, 5.00%, 12/01/22	640	700,794
Series AS, 5.00%, 12/01/22 (ETM)	10	10,939
Series AS, 5.00%, 12/01/23	250	285,563
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,280	2,707,432
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,030	4,792,677
Series AS, 5.00%, 12/01/29 (PR 12/01/24)	4,320	5,137,560
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,167,660
Series AW, 5.00%, 12/01/21	635	665,613
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,274,690
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	627,220
Series AX, 5.00%, 12/01/21	200	209,642
Series AX, 5.00%, 12/01/22	500	547,495
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	3,358,125
Series BB, 5.00%, 12/01/22	1,110	1,215,439
Series BB, 5.00%, 12/01/26	1,750	2,230,707
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,000	2,785,700
State of California GO 3.00%, 10/01/32 (Call 04/01/23)	820	853,103
3.00%, 10/01/34 (Call 10/01/29)	1,865	2,124,776
3.00%, 10/01/35 (Call 10/01/29)	1,850	2,094,144
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,512,202
3.00%, 03/01/46 (Call 03/01/30)	1,000	1,074,700
3.00%, 03/01/50 (Call 03/01/30)	505	539,916
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,608,780
4.00%, 05/01/23	1,000	1,090,440
4.00%, 04/01/24	1,155	1,297,885
4.00%, 10/01/24	3,000	3,426,210
4.00%, 03/01/25	475	549,437
4.00%, 11/01/25	235	277,406
4.00%, 09/01/28 (Call 09/01/26)	250	298,575
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	4,790	4,881,154
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,180,686
4.00%, 09/01/34 (Call 09/01/26)	800	937,048
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,144,592
4.00%, 03/01/36 (Call 03/01/30)	2,000	2,470,020
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,329,600
4.00%, 10/01/36 (Call 10/01/29)	4,125	5,061,911
4.00%, 09/01/37 (Call 09/01/26)	3,505	4,074,282
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,358,300
4.00%, 03/01/38 (Call 03/01/30)	1,000	1,227,120
4.00%, 11/01/38 (Call 11/01/30)	1,500	1,859,880
4.00%, 03/01/40 (Call 03/01/30)	2,195	2,684,748
4.00%, 10/01/44 (Call 10/01/29)	3,500	4,199,965
4.00%, 11/01/44 (Call 11/01/24)	975	1,081,070
4.00%, 03/01/45 (Call 03/01/25)	500	558,230
4.00%, 08/01/45 (Call 08/01/25)	250	281,738
4.00%, 03/01/46 (Call 03/01/30)	1,000	1,202,040
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,735,695
4.00%, 11/01/50 (Call 11/01/25)	925	1,044,334
5.00%, 12/01/20	550	550,000
5.00%, 02/01/21	100	100,794
5.00%, 04/01/21	330	335,287
5.00%, 09/01/21	6,650	6,888,203
5.00%, 11/01/21	2,500	2,609,500
5.00%, 02/01/22	2,600	2,745,002

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 04/01/22	$750	$797,813
5.00%, 08/01/22	605	653,110
5.00%, 09/01/22	1,000	1,083,490
5.00%, 10/01/22	5,360	5,828,839
5.00%, 11/01/22	2,000	2,182,880
5.00%, 12/01/22	1,835	2,010,096
5.00%, 08/01/23	955	1,075,464
5.00%, 09/01/23	3,465	3,915,485
5.00%, 10/01/23	1,250	1,417,338
5.00%, 11/01/23	1,375	1,564,392
5.00%, 12/01/23	500	570,800
5.00%, 02/01/24 (Call 02/01/22)	370	390,450
5.00%, 08/01/24	750	879,293
5.00%, 09/01/24	1,030	1,211,558
5.00%, 10/01/24	1,715	2,023,957
5.00%, 11/01/24	1,910	2,261,497
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,597,140
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,102,580
5.00%, 03/01/25	250	299,725
5.00%, 04/01/25	2,700	3,247,290
5.00%, 08/01/25	2,650	3,227,355
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,897,499
5.00%, 10/01/25	1,550	1,899,401
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,309,034
5.00%, 11/01/25	1,100	1,352,120
5.00%, 11/01/25 (Call 12/03/20)	340	340,048
5.00%, 11/01/25 (Call 11/01/23)	300	341,322
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,141,600
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,496,862
5.00%, 04/01/26	1,335	1,663,490
5.00%, 08/01/26	5,460	6,873,266
5.00%, 08/01/26 (Call 08/01/25)	1,775	2,155,276
5.00%, 10/01/26	2,000	2,530,200
5.00%, 10/01/26 (Call 10/01/24)	750	882,600
5.00%, 10/01/26 (Call 04/01/26)	2,195	2,721,976
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,022,390
5.00%, 03/01/27 (Call 03/01/25)	805	962,474
5.00%, 04/01/27	1,000	1,283,390
5.00%, 08/01/27	1,640	2,124,046
5.00%, 08/01/27 (Call 08/01/26)	500	625,280
5.00%, 09/01/27 (Call 09/01/21)	500	517,680
5.00%, 09/01/27 (Call 09/01/26)	3,490	4,377,228
5.00%, 10/01/27	2,265	2,946,538
5.00%, 11/01/27	470	612,763
5.00%, 11/01/27 (Call 11/01/23)	700	794,227
5.00%, 04/01/28	2,000	2,634,200
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,210,110
5.00%, 08/01/28 (Call 08/01/26)	6,520	8,108,272
5.00%, 08/01/28 (Call 08/01/27)	2,385	3,071,117
5.00%, 09/01/28 (Call 09/01/26)	1,775	2,213,691
5.00%, 10/01/28	750	1,000,133
5.00%, 11/01/28	1,000	1,336,170
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,112,790
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,100,290
5.00%, 04/01/29	4,375	5,898,375
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,281,970
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,232,606
5.00%, 10/01/29	1,500	2,044,560
5.00%, 10/01/29 (Call 04/01/23)	6,550	7,246,920
5.00%, 10/01/29 (Call 04/01/26)	750	918,968

Security	Par (000)	Value

California (continued)
5.00%, 11/01/29 (Call 11/01/27)	$4,980	$6,425,395
5.00%, 04/01/30	350	481,023
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,336,540
5.00%, 08/01/30 (Call 08/01/27)	600	766,422
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,317,260
5.00%, 09/01/30 (Call 09/01/21)	2,800	2,900,716
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,262,340
5.00%, 11/01/30 (Call 11/01/27)	2,680	3,447,900
5.00%, 02/01/31 (Call 02/01/22)	500	526,910
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,561,720
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,364,770
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,551,990
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,471,360
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,303,272
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,349,610
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,281,290
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,319,790
5.00%, 11/01/31 (Call 11/01/30)	2,000	2,769,540
5.00%, 02/01/32 (Call 02/01/22)	1,500	1,580,370
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,392,675
5.00%, 04/01/32	4,000	5,655,800
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,298,600
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,693,750
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,165,570
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,337,560
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,053,340
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,193,280
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,383,708
5.00%, 04/01/33 (Call 04/01/29)	840	1,105,600
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,470,700
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,833,652
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,843,095
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,593,787
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,705,747
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,827,655
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,304,930
5.00%, 03/01/35 (Call 03/01/30)	1,500	2,011,650
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,618,800
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,852,684
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,344,608
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,223,710
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,700,050
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,435,983
5.00%, 11/01/36 (Call 11/01/27)	845	1,065,967
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,731,645
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,474,450
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,293,600
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,979,047
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,729,610
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,157,330
5.00%, 10/01/39 (Call 10/01/29)	1,500	1,962,465
5.00%, 09/01/41 (Call 09/01/21)	380	392,502
5.00%, 10/01/41 (Call 10/01/21)	4,675	4,845,918
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,059,000
5.00%, 09/01/42 (Call 09/01/22)	750	807,990
5.00%, 04/01/43 (Call 04/01/23)	910	1,001,228
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,373,050
5.00%, 08/01/45 (Call 08/01/25)	3,400	4,005,744
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,795,125
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,199,560

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/47 (Call 04/01/26)	$2,850	$3,375,454
5.00%, 11/01/47 (Call 11/01/27)	800	989,096
5.25%, 09/01/22	2,815	3,062,298
5.25%, 10/01/22	600	655,218
5.25%, 02/01/23	500	554,100
5.25%, 09/01/25 (Call 09/01/21)	750	778,380
5.25%, 09/01/30 (Call 09/01/21)	2,000	2,073,520
5.25%, 09/01/31 (Call 09/01/21)	3,000	3,109,590
5.25%, 08/01/32 (AGM),	1,825	2,614,915
6.00%, 03/01/33 (Call 12/03/20)	530	530,085
Series A, 5.00%, 10/01/21	965	1,003,417
Series A, 5.00%, 10/01/24	3,525	4,160,029
Series B, 5.00%, 08/01/21	270	278,629
Series B, 5.00%, 09/01/21	1,000	1,035,820
Series B, 5.00%, 09/01/22	1,220	1,321,858
Series B, 5.00%, 08/01/24	815	955,498
Series B, 5.00%, 09/01/24	2,945	3,464,115
Series B, 5.00%, 09/01/25	1,880	2,296,702
Series B, 5.00%, 08/01/26	2,280	2,870,155
Series B, 5.00%, 09/01/26	790	996,964
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	68,781
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	294,900
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	565,339
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	562,275
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	912,320
University of California RB 5.00%, 05/15/28 (Call 05/15/25)	400	481,140
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	1,029,369
Series AF, 5.00%, 05/15/24 (Call 05/15/23)	420	468,523
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	2,500	2,762,825
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,102,040
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,108,240
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,645,646
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	4,465	4,982,002
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	793,842
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,747,500
Series AO, 5.00%, 05/15/22	1,410	1,508,559
Series AO, 5.00%, 05/15/23	850	948,422
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,631,055
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,567,600
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,178,120
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,567,121
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,000	1,001,010
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	574,060
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,375,473
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,509,120
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,244,880
Series AY, 5.00%, 05/15/25	300	362,184
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,268,140
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,669,668
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,800,596
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	582,090
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	956,603
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	3,705	4,649,256
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	311,285
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	625,985
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,134,325
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,234,730

Security	Par/ Shares (000)	Value

California (continued)
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	$2,500	$3,009,000
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	1,500	1,800,930
Series BE, 5.00%, 05/15/35 (Call 05/15/30)	1,000	1,335,650
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	2,000	2,607,700
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	571,385
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	571,225
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	497,290
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	288,201
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	245,971
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	415,522
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	358,262
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	701,996
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	705,830
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,236,263
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	420,140
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,286,783
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	640,861
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,384,690
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	608,770
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	285,765
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,255,320
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,832,730
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	304,163
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	616,980
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,230,560
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	633,515
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	546,025
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	280,185
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	363,744
Series B, 0.00%, 08/01/34 (AGM)(a),	1,250	983,875
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	246,905
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	537,535

		1,600,172,210

Total Municipal Debt Obligations — 98.3% (Cost: $1,504,899,977)		1,600,172,210

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.02%(d)(e)	14,438	14,437,581

Total Short-Term Investments — 0.9% (Cost: $14,437,304)		14,437,581

Total Investments in Securities — 99.2% (Cost: $1,519,337,281)		1,614,609,791

Other Assets, Less Liabilities — 0.8%		13,098,288

Net Assets — 100.0%		$1,627,708,079

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® California Muni Bond ETF

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$13,158,528	$1,283,982	(a)	$—	$(5,206)	$277	$14,437,581	14,438	$28,250	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,600,172,210	$—	$1,600,172,210
Money Market Funds	14,437,581	—	—	14,437,581

	$14,437,581	$1,600,172,210	$—	$1,614,609,791

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

RB	Revenue Bond